Federated Hermes Municipal High Yield Advantage Fund
Portfolio of Investments
November 30, 2021 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.0%
		Alabama—1.1%
$500,000	[1]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), (Original Issue Yield: 7.625%), 7.500%, 1/1/2047	$331,663
1,500,000	[1]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), (Original Issue Yield: 5.600%), 5.500%, 1/1/2043	994,287
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), (Original Issue Yield: 5.650%), (Assured Guaranty Municipal Corp. INS), 5.500%, 10/1/2053	2,213,664
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), (Original Issue Yield: 5.450%), (Assured Guaranty Municipal Corp. INS), 5.250%, 10/1/2048	2,205,757
790,000	[2]	Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	912,436
		TOTAL	6,657,807
		Alaska—0.0%
1,000,000	[1,3]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.000%, 12/1/2036	41,250
		Arizona—2.1%
650,000	[2]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	744,709
500,000	[2]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	572,853
1,000,000	[2]	Arizona State IDA (Doral Academy of Nevada FMMR), Education Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	1,145,515
1,750,000	[2]	Arizona State IDA (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	2,006,494
1,000,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	1,107,076
1,500,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,613,971
1,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,100,725
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	4,205,539
430,000	[2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	450,365
		TOTAL	12,947,247
		California—6.9%
4,445,000		California Health Facilities Financing Authority (Cedars-Sinai Medical Center), Revenue Refunding Bonds (Series 2021A), 5.000%, 8/15/2051	5,745,887
2,000,000		California Health Facilities Financing Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2020A), 4.000%, 4/1/2049	2,309,344
2,000,000		California Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 6/1/2048	2,375,533
500,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	573,944
750,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	817,654
565,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	630,145
500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	579,068
1,000,000	[2]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	1,161,091
500,000	[2]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	558,385
1,100,000	[2]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	1,251,147
1,925,000		California State, UT GO Various Purpose Refunding Bonds (Series 2021), 4.000%, 10/1/2041	2,337,367
2,250,000	[2]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,576,831
1,555,000		Community Facilities District No. 2016 of the County of Orange (CFD 2016-1 (Village of Esencia)), Special Tax Revenue Bonds (Series 2016A), 5.000%, 8/15/2046	1,774,112
1,000,000		Community Facilities District No. 2017 of the County of Orange (CFD 2017-1 (Village of Esencia)), Improvement Area No. 1 Special Tax Revenue Bonds (Series 2018A), 5.000%, 8/15/2047	1,186,489

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, (United States Treasury PRF 9/1/2023@100), 5.000%, 9/1/2032	$541,270
95,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2028	102,278
365,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2029	392,439
180,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2030	193,291
1,000,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No.1), Special Tax Bonds (Series 2014), 5.000%, 9/1/2049	1,099,892
850,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2017A), 5.000%, 5/15/2047	1,016,439
1,500,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2051	1,886,854
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.000%, 8/1/2044	1,101,669
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	3,819,837
1,000,000		Palomar Health, CA Revenue, (Series 2016), 5.000%, 11/1/2039	1,163,958
475,000		Poway, CA Unified School District (Community Facilities District No. 6 (4S Ranch)), Special Tax Bonds (Series 2012), (United States Treasury PRF 9/1/2022@100), 5.000%, 9/1/2033	491,942
1,000,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 1), Special Tax Refunding Revenue Bonds (Series 2017), 5.000%, 9/1/2034	1,184,290
1,255,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 5), Special Tax Revenue Bonds (Series 2021), 4.000%, 9/1/2050	1,416,479
1,250,000		San Buenaventura, CA (Community Memorial Health System), Revenue Bonds (Series 2011), (United States Treasury PRF 12/1/2021@100), 8.000%, 12/1/2031	1,250,000
340,000	[2]	San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services), Development Special Tax Bonds (Series 2021A), 4.000%, 9/1/2051	383,908
500,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay South Redevelopment), Tax Allocation Refunding Bonds (Series 2016C), (National Public Finance Guarantee Corporation INS), 5.000%, 8/1/2041	586,475
1,200,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), (Original Issue Yield: 5.700%), 5.625%, 9/1/2043	1,282,291
990,000		Western Riverside Water & Wastewater Financing Authority, CA, Local Agency Revenue Refunding Bonds (Series 2016A), 5.000%, 9/1/2044	1,161,313
		TOTAL	42,951,622
		Colorado—6.2%
750,000		Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.000%, 12/1/2038	804,555
1,000,000		Banning Lewis Ranch Metropolitan District No.4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	1,077,724
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	1,070,496
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,548,094
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625%, 12/1/2038	2,136,906
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.000%, 12/1/2038	1,342,142
500,000		Colorado Educational & Cultural Facilities Authority (Aspen View Academy), Charter School Revenue Bonds (Series 2021), 4.000%, 5/1/2061	546,207
1,000,000	[2]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,102,079
1,625,000		Colorado Educational & Cultural Facilities Authority (Skyview Academy), Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.500%, 7/1/2049	1,733,037
1,000,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	1,110,473
5,000,000		Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2021A), 4.000%, 11/15/2050	5,933,112
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	1,605,296
1,250,000		Denver Connection West Metropolitan District, LT GO Bonds (Series 2017A), 5.375%, 8/1/2047	1,312,170
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), (Original Issue Yield: 4.070%), 4.000%, 12/1/2048	1,131,178
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Subordinate Revenue Bonds (Series 2018A), 4.000%, 12/1/2037	1,150,231
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	571,333
1,000,000	[2]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	1,203,530

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	$750,297
1,500,000		Lakes at Centerra Metropolitan District No. 2, LT GO Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2037	1,600,340
1,250,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 5.000%, 12/1/2045	1,287,500
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,636,488
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,502,066
750,000		Rampart Range, CO Metropolitan District No.5, Limited Tax Supported and Special Revenue Bonds (Series 2021), 4.000%, 12/1/2051	767,081
2,510,000		St. Vrain Lakes, CO Metropolitan District No.2, Limited Tax GO Senior Bonds (Series 2017A), 5.000%, 12/1/2037	2,645,909
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), (United States Treasury PRF 12/1/2023@100), 5.125%, 11/1/2038	1,120,920
		TOTAL	38,689,164
		Connecticut—1.2%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.950%, 4/1/2026	1,001,076
1,500,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2038	1,878,648
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2039	1,190,478
1,835,000	[2]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), (Original Issue Yield: 6.375%), 6.250%, 2/1/2030	2,100,747
1,500,000		Steel Point Infrastructure Improvement District, Steelpoint Harbor Special Obligation Revenue Bonds (Series 2021), 4.000%, 4/1/2051	1,561,443
		TOTAL	7,732,392
		Delaware—1.7%
1,350,000	[2]	Delaware Economic Development Authority (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.000%, 6/1/2051	1,474,085
2,000,000		Delaware Economic Development Authority (Newark Charter School, Inc.), Charter School Revenue Bonds (Series 2021), 4.000%, 9/1/2051	2,283,141
3,000,000		Delaware Health Facilities Authority (Christiana Care Health Services), Revenue and Refunding Bonds (Series 2020A), 4.000%, 10/1/2049	3,495,030
3,000,000	[2]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	3,343,927
		TOTAL	10,596,183
		District of Columbia—2.1%
1,000,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	1,121,706
1,000,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	1,065,910
1,030,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2043	1,122,271
1,000,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2019), 4.000%, 7/1/2039	1,139,721
1,500,000		District of Columbia, UT GO Bonds (Series 2021D), 4.000%, 2/1/2046	1,796,295
1,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	1,204,503
3,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2019A), 5.000%, 10/1/2039	3,744,355
500,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2020A), 4.000%, 7/15/2045	589,689
1,070,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2021A), 4.000%, 7/15/2046	1,277,414
		TOTAL	13,061,864
		Florida—6.9%
1,245,000		Alta Lakes, FL Community Development District, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,357,471
135,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	138,352
450,000		Artisan Lakes East CDD, Capital Improvement Revenue Bonds (Series 2021-1), 4.000%, 5/1/2051	475,675
550,000		Artisan Lakes East CDD, Capital Improvement Revenue Bonds (Series 2021-2), 4.000%, 5/1/2052	581,381

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,365,000		Boggy Branch CDD, FL, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2051	$1,432,721
3,000,000	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	2,040,000
1,000,000	[2]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	1,138,151
1,000,000		Florida Development Finance Corp. (Mayflower Retirement Community), Senior Living Revenue Bonds (Series 2021A), 4.000%, 6/1/2055	1,097,768
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2040	1,125,545
1,000,000		Harbor Bay, FL Community Development District, Special Assessment District Area One (Series 2019A-1), (Original Issue Yield: 4.140%), 4.100%, 5/1/2048	1,075,920
265,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-1), 4.100%, 5/1/2051	272,717
750,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-2), (Original Issue Yield: 3.960%), 3.875%, 5/1/2031	762,127
555,000		Lakewood Ranch Stewardship District, FL (Indigo Expansion Area Project), Special Assessment Revenue Bonds (Series 2019), 4.000%, 5/1/2049	586,863
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood Centre North), Special Assessment Revenue Bonds (Series 2015), (Original Issue Yield: 4.960%), 4.875%, 5/1/2045	1,060,095
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,117,947
750,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Phase-2B), Special Assessment Revenue Bonds (Series 2020), 4.000%, 5/1/2050	790,531
1,000,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Project—Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,146,774
1,280,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	1,396,489
2,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 10/1/2022@100), 6.500%, 10/1/2047	2,101,402
1,840,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.000%, 5/1/2050	1,937,648
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.000%, 10/1/2036	1,115,390
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), (Original Issue Yield: 5.250%), 5.000%, 5/1/2037	769,475
1,000,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), (Original Issue Yield: 7.625%), 7.500%, 6/1/2049	1,045,540
2,000,000	[2]	Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	2,502,118
145,000	[1,3]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	2
1,125,000		River Landing CDD, Capital Improvement Revenue Bonds (Series 2020A), (Original Issue Yield: 4.360%), 4.350%, 5/1/2051	1,178,478
900,000		Rivers Edge III CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	943,910
1,250,000		Seminole County, FL IDA (Legacy Pointe at UCF), Retirement Facilities Revenue Bonds (Series 2019A), 5.750%, 11/15/2054	1,396,850
940,000		Southern Grove, FL Community Development District #5, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2048	993,624
585,000		Southern Grove, FL Community Development District #5, Special Assessment District Revenue Refunding Bonds (Series 2019), 4.000%, 5/1/2043	622,415
500,000		St. Johns County, FL IDA (Vicar's Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2050	542,565
495,000		Talavera, FL Community Development District, Capital Improvement Revenue Bonds (Series 2019), 4.350%, 5/1/2040	538,771
770,000		Talavera, FL Community Development District, Capital Improvement Revenue Bonds (Series 2019), 4.500%, 5/1/2050	833,469
900,000		Tolomato Community Development District, FL, Special Assessment Refunding Bonds (Series 2019C), 4.400%, 5/1/2040	1,000,881
1,000,000		Tolomato Community Development District, FL, Special Assessment Refunding Bonds Subordinate Lien (Series 2019A-2), 4.250%, 5/1/2037	1,106,975
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), (Original Issue Yield: 6.930%), 6.610%, 5/1/2040	290,894
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), (Original Issue Yield: 6.752%), (Step Coupon 11/1/2024@6.610%), 0.000%, 5/1/2040	137,763
190,000	[1,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	2
155,000	[1,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.550%, 5/1/2027	2
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), (Original Issue Yield: 6.610%), (Step Coupon 5/1/2022@6.610%), 0.000%, 5/1/2040	63,828

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$1,400,000	Tradition CDD No. 9, Special Assessment Community Infrastructure Bonds (Series 2021), 4.000%, 5/1/2052	$1,477,555
990,000	Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	1,024,571
1,500,000	Viera Stewardship District (Viera Stewardship District Village 2), Special Assessment Revenue Bonds (Series 2021), 4.000%, 5/1/2053	1,581,852
2,000,000	Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,153,275
	TOTAL	42,955,782
	Georgia—0.5%
1,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	1,146,376
1,010,000	Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2021B), 5.000%, 1/1/2054	1,174,475
500,000	Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	563,389
	TOTAL	2,884,240
	Guam—0.2%
705,000	Guam Government, Business Privilege Tax Refunding Bonds (Series 2021F), 4.000%, 1/1/2042	795,843
500,000	Guam Government, Hotel Occupancy Tax Revenue Refunding Bonds (Series 2021A), 5.000%, 11/1/2040	624,867
	TOTAL	1,420,710
	Hawaii—0.2%
1,000,000	Hawaii State Airports System Revenue, Airports Systems Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	1,200,278
	Idaho—0.6%
3,000,000	Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	3,023,552
490,000	Idaho Health Facilities Authority (Terraces of Boise), Taxable Exchange Revenue Refunding Bonds (Series 2021B), 8.000%, 10/1/2028	491,532
	TOTAL	3,515,084
	Illinois—9.1%
1,000,000	Chicago, IL (Chicago, IL Sales Tax), Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2032	1,139,413
1,875,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	2,239,789
3,300,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	4,262,360
1,200,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2046	1,406,506
1,000,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2030	1,224,986
1,000,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2031	1,221,442
500,000	Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2033	553,078
1,125,000	Chicago, IL O'Hare International Airport (TRIPs Obligated Group), Senior Special Facilities Revenue Bonds (Series 2018), 5.000%, 7/1/2048	1,327,329
385,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	448,477
1,250,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.000%, 11/1/2044	1,391,499
3,000,000	Chicago, IL, UT GO Bonds (Series 2015A), (Original Issue Yield: 5.640%), 5.500%, 1/1/2033	3,453,869
2,500,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), (Original Issue Yield: 6.200%), 6.000%, 1/1/2038	3,098,034
1,250,000	Chicago, IL, UT GO Refunding Bonds (Series 2019A), 5.000%, 1/1/2044	1,516,313
314,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	315,318
2,000,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.350%), 5.250%, 5/15/2042	2,099,364
800,000	Illinois Finance Authority (Dekalb Supportive Living Facility), Multi-Family Housing Revenue Bonds (Series 2007), 6.100%, 12/1/2041	792,708
1,100,000	Illinois Finance Authority (Lutheran Life Communities), Revenue Bonds (Series 2019A), 5.000%, 11/1/2040	1,227,223
1,250,000	Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.000%, 9/1/2032	1,364,924

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,100,000		Illinois Finance Authority (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	$1,167,405
8,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	9,666,830
2,000,000		Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	2,111,480
1,000,000		Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	1,154,373
2,025,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	2,177,839
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), (Original Issue Yield: 5.040%), 5.000%, 2/1/2039	1,086,301
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018B), 5.000%, 10/1/2030	3,665,074
600,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2046	744,579
410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2025	422,414
1,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	1,125,010
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.500%, 6/15/2053	2,288,802
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), (Original Issue Yield: 5.250%), 12/15/2056	680,000
1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2030	1,225,848
		TOTAL	56,598,587
		Indiana—1.3%
915,000		Indiana State Finance Authority (KIPP Indianapolis), Revenue Bonds (Series 2020A), 5.000%, 7/1/2055	1,026,427
4,000,000		Indiana State Finance Authority (Ohio River Bridges East End Crossing), Tax-Exempt Private Activity Bonds (Series 2013), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2051	4,299,164
1,000,000	[2]	Indiana State Finance Authority (Res Polyflow Indiana Project), Exempt Facility Revenue Bonds (Series 2019 Green Bonds, (Original Issue Yield: 7.125%), 7.000%, 3/1/2039	946,362
2,000,000		Rockport, IN (AK Steel Corp.), Revenue Refunding Bonds (Series 2012-A), 7.000%, 6/1/2028	2,016,519
		TOTAL	8,288,472
		Iowa—1.3%
916,872		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	1,038,333
995,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B) TOBs, 5.250%, Mandatory Tender 12/1/2037	1,081,020
3,000,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), (Original Issue Yield: 5.300%), 5.250%, 12/1/2025	3,231,023
5,000,000	[4]	Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Capital Appreciation Bonds (Series 2021B-2 Class 2), (Original Issue Yield: 4.050%), 6/1/2065	933,894
500,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021B-1 Class 2), 4.000%, 6/1/2049	577,206
1,060,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2041	1,214,441
		TOTAL	8,075,917
		Kentucky—0.5%
1,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2046	1,051,642
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	2,099,099
		TOTAL	3,150,741
		Louisiana—0.8%
1,000,000		Calcasieu Parish, LA Memorial Hospital Service District (Lake Charles Memorial Hospital), Hospital Revenue Refunding Bonds (Series 2019), 5.000%, 12/1/2039	1,199,119
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), (United States Treasury PRF 5/15/2026@100), 5.000%, 5/15/2047	35,499
970,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), 5.000%, 5/15/2047	1,121,066
1,000,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2008) TOBs, 6.100%, Mandatory Tender 6/1/2030	1,318,930
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.250%, 5/15/2035	1,595,086
		TOTAL	5,269,700

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maine—0.5%
$1,000,000		Maine Health & Higher Educational Facilities Authority (Eastern Maine Healthcare Systems Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	$1,145,933
2,000,000	[2]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	2,228,137
		TOTAL	3,374,070
		Maryland—1.8%
955,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	1,078,764
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	547,032
1,865,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax Limited Obligation Refunding Bonds (Series 2020B), 4.625%, 7/1/2043	2,213,822
1,060,000		Maryland State Economic Development Corp. (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 9/1/2025	1,071,868
1,000,000		Maryland State Economic Development Corp. (Port Covington District), Special Obligation Bonds (Series 2020), 4.000%, 9/1/2050	1,129,747
200,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2032	242,353
450,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	543,025
1,000,000	[2]	Prince Georges County, MD (Westphalia Town Center), Special Obligation Revenue Bonds (Series 2018), (Original Issue Yield: 5.330%), 5.250%, 7/1/2048	1,124,095
1,000,000		Prince Georges County, MD Revenue Authority (Suitland-Naylor Road Project), Special Obligation Bonds (Series 2016), 5.000%, 7/1/2046	1,109,514
1,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), (Series 2017B), 5.000%, 11/1/2047	1,076,729
1,000,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	1,092,602
		TOTAL	11,229,551
		Massachusetts—1.0%
1,000,000		Commonwealth of Massachusetts, GO Consolidated Loan Bonds (Series 2020E), 5.000%, 11/1/2050	1,276,623
2,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Refunding Bonds (Series 2016Q), 5.000%, 7/1/2047	2,352,383
1,000,000	[2]	Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	1,079,117
1,000,000		Massachusetts Port Authority, Revenue Bonds (Series 2021-E), 5.000%, 7/1/2051	1,262,057
		TOTAL	5,970,180
		Michigan—2.2%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	1,237,032
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-7), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2032	1,111,046
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-6), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2036	1,107,781
2,210,000		Michigan State Finance Authority Revenue (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2019A), 4.000%, 11/15/2050	2,506,139
2,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2044	2,120,285
2,930,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2049	3,349,376
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	948,521
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2015), 5.000%, 4/1/2040	1,174,819
		TOTAL	13,554,999
		Minnesota—2.5%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	793,786

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	$1,169,248
2,000,000		Duluth, MN EDA (St. Luke's Hospital of Duluth Obligated Group), Health Care Facilities Revenue Bonds (Series 2012), 6.000%, 6/15/2039	2,047,384
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,770,805
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,143,104
3,000,000	[2]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	3,311,491
2,000,000		St. Cloud, MN Charter School (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,797,414
2,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	2,194,284
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	330,604
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	764,313
		TOTAL	15,322,433
		Mississippi—0.2%
945,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	948,488
		Missouri—0.8%
400,000		Cape Girardeau County, MO IDA (SoutheastHEALTH Obligated Group), Health Facilities Revenue Bonds (Series 2021), 4.000%, 3/1/2046	452,195
1,000,000		Kansas City, MO IDA, Airport Special Obligation Bonds (Kansas City International Airport Terminal Modernization Project) Series 2019B, 5.000%, 3/1/2035	1,235,676
2,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	2,032,729
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	1,101,812
		TOTAL	4,822,412
		Montana—0.4%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	973,506
1,425,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2052	1,536,516
		TOTAL	2,510,022
		Nebraska—1.0%
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2037	2,591,483
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,686,743
		TOTAL	6,278,226
		Nevada—1.3%
905,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	996,656
1,000,000	[2]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2048	1,090,984
940,000		Las Vegas, NV (Summerlin Village 24 SID No. 812), Local Improvement Bonds (Series 2015), 5.000%, 12/1/2035	1,028,719
500,000		Las Vegas, NV (Summerlin Village 25 SID No. 815), Local Improvement Bonds (Series 2020), 5.000%, 12/1/2049	581,938
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2045	1,701,949
775,000		Las Vegas, NV Special Improvement District #611 (Sunstone Phase I and II), Local Improvement Bonds (Series 2020), (Original Issue Yield: 4.170%), 4.125%, 6/1/2050	846,856
1,240,000		Las Vegas, NV Special Improvement District No. 814 (Summerlin Villages 21 & 24A), Local Improvement Bonds (Series 2019), 4.000%, 6/1/2049	1,338,605
665,000		North Las Vegas, NV Special Improvement District No. 64 (Valley Vista), Local Improvement Bonds (Series 2019), 4.625%, 6/1/2049	738,412
		TOTAL	8,324,119

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—0.1%
$100,000		National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B) TOBs, 3.750%, Mandatory Tender 7/2/2040	$105,343
1,500,000	[1,2,3]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	795,000
		TOTAL	900,343
		New Jersey—4.5%
1,500,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 4.000%, 6/15/2046	1,708,421
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Revenue Refunding Bonds (Series 2013NN), 5.000%, 3/1/2030	3,166,364
180,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	210,338
3,075,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	3,520,022
500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	604,184
1,280,000		New Jersey EDA (New Jersey State), Subordinate Revenue Refunding Bonds (Series 2017A), 5.000%, 7/1/2033	1,514,425
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,536,093
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	1,018,971
2,500,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 1999), 5.250%, 9/15/2029	2,593,275
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2020AA), 4.000%, 6/15/2050	2,269,099
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,228,680
1,415,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 4.000%, 6/15/2035	1,665,333
750,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2032	932,303
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	580,394
4,610,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	5,375,300
		TOTAL	27,923,202
		New Mexico—0.5%
1,000,000		New Mexico State Hospital Equipment Loan Council (Gerald Champion Regional Medical Center), Hospital Improvement and Refunding Revenue Bonds (Series 2012A), (Original Issue Yield: 5.700%), 5.500%, 7/1/2042	1,024,008
2,000,000	[2]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), (Original Issue Yield: 6.120%), 6.000%, 5/1/2040	2,033,426
		TOTAL	3,057,434
		New York—4.7%
1,000,000	[2]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1,127,264
5,000,000	[4]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 1/1/2045	2,008,904
1,250,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Revenue Bonds (Series 2022A), 4.000%, 2/15/2044	1,501,989
1,975,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013E), 5.000%, 11/15/2043	2,115,177
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,210,598
1,000,000	[2]	Monroe County, NY IDC (True North Rochester Preparatory Charter School), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/1/2059	1,160,581
1,365,028		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Revenue Bonds (Series 2021B), 5.000%, 1/1/2058	1,327,354
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2020C-1), 4.000%, 5/1/2045	589,812
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.000%, 6/1/2051	1,112,469
1,000,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	1,110,280
1,000,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2060	1,163,014

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,500,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2039	$1,754,016
665,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	722,552
2,445,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	2,450,689
455,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2031	456,041
1,000,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2033	1,199,347
1,500,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2020), (Original Issue Yield: 4.550%), 4.375%, 10/1/2045	1,732,780
1,000,000		New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 4/30/2053	1,137,284
865,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2042	980,044
1,800,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2042	2,066,132
1,000,000		Niagara Area Development Corporation, NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	1,040,016
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,160,524
		TOTAL	29,126,867
		North Carolina—0.7%
2,250,000		North Carolina Department of Transportation (I-77 HOT Lanes), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2054	2,453,177
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2037	1,087,716
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	1,080,848
		TOTAL	4,621,741
		Ohio—3.8%
1,000,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2039	1,092,852
10,900,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	12,506,755
1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,191,556
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	2,076,606
1,800,000	[2]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	2,106,252
1,000,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,156,397
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,296,410
1,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Revenue Bonds (Series 2020A), 4.000%, 1/15/2050	1,137,139
1,000,000		Ohio State Treasurer (Portsmouth Gateway Group LLC), Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2053	1,108,860
		TOTAL	23,672,827
		Oklahoma—0.9%
3,000,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	3,703,606
1,750,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	1,970,971
		TOTAL	5,674,577
		Oregon—0.3%
440,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2038	477,352

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oregon—continued
$635,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2043	$687,811
400,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2048	433,267
500,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2052	541,583
		TOTAL	2,140,013
		Pennsylvania—4.3%
2,500,000		Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2021A), 4.000%, 1/1/2056	2,850,207
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	3,782,408
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	2,284,295
500,000		Butler County, PA Hospital Authority (Butler Health System), Hospital Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	563,110
1,200,000		Chester County, PA IDA (Avon Grove Charter School ), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,374,954
800,000		Chester County, PA IDA (Avon Grove Charter School ), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	914,150
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), (Original Issue Yield: 5.050%), 5.000%, 12/1/2042	1,033,895
1,000,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	1,144,495
3,000,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 5.000%, 4/1/2050	3,734,261
2,000,000		Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	2,113,810
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,465,405
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021A), 4.000%, 12/1/2046	2,323,132
1,205,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), (United States Treasury PRF 12/15/2022@100), 6.625%, 12/15/2041	1,283,887
760,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	777,263
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,201,926
		TOTAL	26,847,198
		Puerto Rico—5.1%
4,000,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010 XX-RSA-1), 5.250%, 7/1/2040	3,940,000
995,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A-RSA-1), 5.050%, 7/1/2042	977,588
310,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2033	311,550
195,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2040	195,975
2,500,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2043	2,512,500
5,000,000	[4]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 7/1/2046	1,665,767
9,340,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	10,699,505
4,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	4,523,276
6,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	6,797,206
		TOTAL	31,623,367
		Rhode Island—0.6%
500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2039	567,387
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	3,007,834
		TOTAL	3,575,221
		South Carolina—0.7%
1,000,000		Berkeley County, SC (Nexton Improvement District), Assessment Revenue Bonds (Series 2019), (Original Issue Yield: 4.280%), 4.250%, 11/1/2040	1,122,609
1,020,000	[2]	South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2056	1,072,409

Principal Amount			Value
		MUNICIPAL BONDS—continued
		South Carolina—continued
$1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2047	$1,089,029
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2052	1,088,024
		TOTAL	4,372,071
		South Dakota—0.4%
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	1,093,590
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	1,093,522
		TOTAL	2,187,112
		Tennessee—1.0%
1,200,000		Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	983,781
4,000,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 5.000%, 7/1/2037	4,853,819
500,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 4.000%, 7/1/2049	572,676
		TOTAL	6,410,276
		Texas—7.6%
1,100,000		Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1,257,515
500,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2044	559,527
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2034	279,664
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.000%, 1/1/2034	270,231
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	1,071,737
2,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), 6.000%, 8/15/2043	2,157,519
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	512,244
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Revenue Bonds (Series 2014), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2039	1,108,269
2,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2050	2,200,980
4,335,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Improvement and Refunding Bonds (Series 2021B), 5.000%, 12/1/2047	5,564,859
1,500,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	1,652,283
515,000		Decatur, TX Hospital Authority (Wise Regional Health System), Revenue Bonds, 6.375%, 9/1/2042	560,357
1,110,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	1,209,839
1,500,000		Houston, TX Airport System (United Airlines, Inc.), Airport System Special Facilities Revenue Bonds (Series 2021 B-1), 4.000%, 7/15/2041	1,598,147
1,500,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), (Original Issue Yield: 6.875%), 6.625%, 7/15/2038	1,509,001
1,000,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), (Original Issue Yield: 5.150%), 5.000%, 7/1/2029	1,086,863
1,500,000		Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017A), 5.000%, 10/15/2044	1,740,409
2,000,000		Lavernia, TX Higher Education Finance Corporation (Meridian World School), Education Revenue Bonds (Series 2015A), (United States Treasury PRF 8/15/2024@100), 5.500%, 8/15/2045	2,265,784
1,500,000	[2]	Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	1,577,812
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2042	2,145,759
700,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2046	802,395

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facilities Revenue Bonds (Series 2016A), (Original Issue Yield: 5.530%), 5.500%, 11/15/2052	$1,065,845
600,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2039	698,251
1,000,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2040	1,193,053
335,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	398,407
2,000,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 8.000%, 11/15/2049	2,417,993
1,500,000	[1,3]	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	1,025,951
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Retirement Facility Revenue Bonds (Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052	2,980,447
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks Project), Retirement Facilities Revenue Bonds (Series 2020A), 6.875%, 11/15/2055	1,766,348
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Senior Lien Revenue Bonds (Series 2016), 5.000%, 12/31/2050	2,232,292
545,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	633,727
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds (Series 2018), 4.000%, 8/1/2036	1,746,075
		TOTAL	47,289,583
		Utah—0.6%
1,000,000		Salt Lake City, UT Airport Revenue, Airport Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	1,200,278
2,000,000	[2]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	2,246,381
		TOTAL	3,446,659
		Vermont—0.2%
1,000,000	[2]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013) TOBs, 4.625%, Mandatory Tender 4/3/2028	1,165,171
		Virginia—1.5%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	2,115,998
1,500,000	[2]	Embrey Mill Community Development Authority, VA, Special Assessment Revenue Bonds (Series 2015), (United States Treasury PRF 3/1/2025@100), 5.600%, 3/1/2045	1,735,046
1,000,000		Norfolk, VA Redevelopment and Housing Authority (Harbor's Edge), Fort Norfolk Retirement Community Revenue Bond (Series 2019B), 5.250%, 1/1/2054	1,084,980
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), (Original Issue Yield: 5.120%), 5.000%, 6/1/2047	4,277,966
370,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018) TOBs, 5.000%, Mandatory Tender 7/1/2038	386,825
		TOTAL	9,600,815
		Washington—2.7%
2,000,000		Energy Northwest, WA, Columbia Generating Station Electric Revenue Refunding Bonds (Series 2021A), 4.000%, 7/1/2042	2,410,720
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,053,214
5,000,000	[2,5]	Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 7.498%, 1/1/2047	6,348,876
1,000,000		Washington State Convention Center Public Facilities District, Junior LodgingTax Notes (Series 2021), 4.000%, 7/1/2031	1,160,500
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.000%, 8/15/2037	1,173,701
1,000,000	[2]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), 7.000%, 7/1/2050	1,093,522
1,000,000	[2]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.000%, 7/1/2045	1,097,714
2,500,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.500%, 1/1/2049	2,752,884
		TOTAL	17,091,131

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—2.4%
$3,000,000	[2]	Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	$3,292,962
1,375,000	[2]	Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	1,554,194
750,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2047	806,862
1,000,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2052	1,074,732
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	1,021,738
3,000,000	[2]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2048	3,290,006
1,500,000		Public Finance Authority, WI Revenue (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Senior Revenue Bonds (Series 2021) Green Bonds, 4.000%, 3/31/2056	1,645,555
800,000		Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	890,483
1,000,000		Wisconsin Health & Educational Facilities Authority (St. Camillus Health System, Inc.), Revenue Bonds (Series 2019A), 5.000%, 11/1/2046	1,113,701
		TOTAL	14,690,233
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $554,693,626)	603,787,381
	[5]	SHORT-TERM MUNICIPALS—3.6%
		Alabama—1.2%
275,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-A) Daily VRDNs, 0.070%, 12/1/2021	275,000
470,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-B) Daily VRDNs, 0.070%, 12/1/2021	470,000
3,245,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.070%, 12/1/2021	3,245,000
3,550,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.070%, 12/1/2021	3,550,000
		TOTAL	7,540,000
		Georgia—0.8%
3,350,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 0.060%, 12/1/2021	3,350,000
1,500,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), (First Series of 2002) Daily VRDNs, 0.050%, 12/1/2021	1,500,000
		TOTAL	4,850,000
		Kentucky—0.3%
900,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series B) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.070%, 12/1/2021	900,000
1,200,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), Revenue Bonds (Series C) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.070%, 12/1/2021	1,200,000
		TOTAL	2,100,000
		New York—0.5%
300,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank plc LIQ), 0.050%, 12/1/2021	300,000
1,800,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.040%, 12/1/2021	1,800,000
600,000		New York State HFA (160 Madison Ave, LLC), (Series 2014A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.040%, 12/1/2021	600,000
200,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.040%, 12/1/2021	200,000
		TOTAL	2,900,000
		Ohio—0.0%
50,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 0.040%, 12/1/2021	50,000
		Pennsylvania—0.1%
850,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.080%, 12/1/2021	850,000

Principal Amount			Value
	[5]	SHORT-TERM MUNICIPALS—continued
		Texas—0.7%
$4,050,000		Gulf Coast, TX Waste Disposal Authority (Exxon Capital Ventures, Inc.), (Series 2002) Daily VRDNs, (Exxon Mobil Corp. GTD), 0.050%, 12/1/2021	$4,050,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $22,340,000)	22,340,000
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $577,033,626)	626,127,381
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(3,971,933)
		TOTAL NET ASSETS—100%	$622,155,448
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.8% of the Fund's portfolio as calculated based upon total market value.
1
Security in default.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2021, these restricted securities amounted to $78,745,609, which represented 12.7% of total net assets.
3
Non-income-producing security.
4
Zero coupon bond.
5
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6
Assets, other than investments in securities, less liabilities.
Additional information on restricted securities held at November 30, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$660,726	$744,709
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$513,456	$572,853
Arizona State IDA (Doral Academy of Nevada FMMR), Education Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	4/3/2019	$1,036,959	$1,145,515
Arizona State IDA (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	12/14/2018	$1,792,641	$2,006,494
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$1,000,000	$1,127,264
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	5/27/2021	$528,254	$573,944
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$750,000	$817,654
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$576,111	$630,145
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	8/4/2017	$537,730	$579,068
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	4/20/2020	$1,008,080	$1,161,091
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$512,298	$558,385
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	10/5/2017	$1,158,615	$1,251,147
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	5/19/2020	$2,258,699	$2,576,831
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	12/16/2013	$2,959,431	$2,040,000
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	4/17/2020	$946,760	$1,102,079
Delaware Economic Development Authority (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.000%, 6/1/2051	7/15/2016	$1,405,044	$1,474,085
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	8/23/2017	$1,068,221	$1,203,530

Security	Acquisition Date	Acquisition Cost	Value
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$916,167	$996,656
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2048	4/6/2018	$1,001,771	$1,090,984
Embrey Mill Community Development Authority, VA, Special Assessment Revenue Bonds (Series 2015), (United States Treasury PRF 3/1/2025@100), 5.600%, 3/1/2045	10/22/2015	$1,500,000	$1,735,046
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	5/13/2021	$1,115,745	$1,138,151
Indiana State Finance Authority (Res Polyflow Indiana Project), Exempt Facility Revenue Bonds (Series 2019 Green Bonds, (Original Issue Yield: 7.125%), 7.000%, 3/1/2039	3/28/2019	$987,603	$946,362
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,976,343	$2,032,729
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	1/27/2017	$2,000,000	$2,228,137
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	10/6/2016	$1,029,644	$1,107,076
Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	12/7/2017	$1,053,742	$1,079,117
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	5/22/2020	$2,862,287	$3,343,927
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,935,816	$3,311,491
Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	10/30/2018	$1,489,309	$1,577,812
Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), (Original Issue Yield: 6.375%), 6.250%, 2/1/2030	11/25/2015	$1,820,480	$2,100,747
Monroe County, NY IDC (True North Rochester Preparatory Charter School), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/1/2059	7/9/2020	$1,119,758	$1,160,581
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	6/8/2017	$1,449,754	$795,000
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	10/29/2014	$1,000,000	$1,110,280
Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	6/27/2019	$1,883,153	$2,106,252
Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	10/23/2020	$2,000,000	$2,502,118
Prince Georges County, MD (Westphalia Town Center), Special Obligation Revenue Bonds (Series 2018), (Original Issue Yield: 5.330%), 5.250%, 7/1/2048	11/16/2018	$988,645	$1,124,095
Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	6/22/2017	$3,054,806	$3,292,962
Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	6/12/2020	$1,406,623	$1,554,194
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2048	4/6/2020	$2,733,300	$3,290,006
San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services), Development Special Tax Bonds (Series 2021A), 4.000%, 9/1/2051	5/7/2021	$376,266	$383,908
Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) UNINVs, 7.498%, 1/1/2047	2/1/2019	$5,199,410	$6,348,876
South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2056	7/30/2021	$1,066,282	$1,072,409
Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	4/17/2019	$790,000	$912,436
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	4/27/2020	$1,865,658	$2,246,381
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013) TOBs, 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$1,165,171
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	7/3/2013	$433,624	$450,365
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), 7.000%, 7/1/2050	7/22/2015	$993,792	$1,093,522

Security	Acquisition Date	Acquisition Cost	Value
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.000%, 7/1/2045	7/22/2015	$1,004,654	$1,097,714
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.500%, 1/1/2049	1/31/2014	$2,500,000	$2,752,884
Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), (Original Issue Yield: 6.120%), 6.000%, 5/1/2040	6/30/2015	$1,972,432	$2,033,426
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value. This includes a $885,000 security transferred from Level 3 to Level 2 because fair value was determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
MUNINVs	—Municipal Inverse Floater
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SID	—Special Improvement District
TELA	—Toll Equity Loan Agreement
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes